Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.

Use of Estimates
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included valuation of goodwill, allowance for doubtful receivables, and the valuation of non-controlling interests of the subsidiaries at acquisition dates. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from the insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also included in the restricted cash represents guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency as well as entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group in an escrow account of RMB12,398 and RMB28,246 (US$4,068) as of December 31, 2015 and 2016, respectively.

Short Term Investments

(d)	Short Term Investments

Short term investments are mainly available-for-sale investments in debt securities that do not have a quoted market price in an active market. The majority of the investments are measured at costs which approximate their fair values in the consolidated balance sheets, except for short term investments on certain private fund. The Group benchmark the costs against fair values of comparable investments as of balance sheet date, and categorized all fair value measures of short term investments as level 2 of the fair value hierarchy. No impairment loss on short term investments was identified for each of the years ended December 31, 2014, 2015 and 2016.

Accounts Receivable and Insurance Premium Receivables
(e)	Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Accounts receivable	254,510	519,767
Allowance for doubtful accounts	(13,246)	(16,792)
Accounts receivable, net	241,264	502,975

The following table summarizes the movement of the Group’s allowance for doubtful accounts for accounts receivables:

	2014	2015	2016
	RMB	RMB	RMB
Balance at the beginning of the year	12,655	16,587	13,246
Provision for doubtful accounts	3,932	4,991	3,700
Write-offs	—	(8,332)	(154)
Balance at the end of the year	16,587	13,246	16,792

During the years ended December 31, 2014, 2015, the Group provided allowance for other receivables of RMB2,128, and RMB2,606, respectively.

A reversal of allowance of other receivable of RMB1,319 was recorded for the year ended December 31, 2016.

Insurance premium receivables consist of insurance premium to be collected from the insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

Property, Plant and Equipment
(f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statement of income and comprehensive income:

	2014	2015	2016
	RMB	RMB	RMB
Commission and fees under operating costs	5,508	2,056	185
Selling expenses	1,282	1,180	1,590
General and administrative expenses	21,445	15,147	11,717
Depreciation for the year	28,235	18,383	13,492

Goodwill and Other Intangible Assets
(g)	Goodwill and Other Intangible Assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in three reporting units for the year ended December 31, 2016. The goodwill impairment review is a two-step process. Step 1 consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step 2 requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2015 and 2016, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value which is the step one of the two-step impairment test. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired as of December 31, 2015 and 2016.

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets of customer relationship is computed using the accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets’ economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.

The intangible assets, net consisted of the following:

		As of December 31, 2015
	Useful life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	20,111	—	(16,404)	3,707
Trade name	9.4 to 10	8,898	(4,808)	—	4,090
Customer relationship	4.6 to 9.8	61,186	(51,264)	(2,953)	6,969
Non-compete agreement	3 to 6.25	69,075	(33,819)	(34,692)	564
Agency agreement and license	4.6 to 9.8	20,404	(15,949)	(77)	4,378
Software and system	5 to 10	5,680	(5,680)	—	—
		185,354	(111,520)	(54,126)	19,708

		As of December 31, 2016
	Useful life (Years)	Cost	Accumulated amortization	AccumulatedImpairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	20,111	—	(16,404)	3,707
Trade name	9.4 to 10	8,898	(5,750)	—	3,148
Customer relationship	4.6 to 9.8	60,696	(53,324)	(2,953)	4,419
Non-compete agreement	3 to 6.25	52,195	(22,539)	(29,515)	141
Agency agreement and license	4.6 to 9.8	19,924	(16,790)	(77)	3,057
Software and system	2 to 10	65,680	(20,680)	—	45,000
		227,504	(119,083)	(48,949)	59,472

Aggregate amortization expenses for intangible assets were RMB16,826, RMB11,571 and RMB20,232 for the years ended December 31, 2014, 2015 and 2016, respectively.

Impairment of intangible assets with definite lives

The Group evaluates the recoverability of identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that these assets’ carrying amounts may not be recoverable. The Group measures the carrying amount of identifiable intangible asset with determinable useful live against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2014, 2015 and 2016, the Group recognized no impairment losses on identifiable intangible assets with determinable useful lives.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any. During the years ended December 31, 2014, 2015 and 2016, the Group recognized no impairment losses on its indefinite-lived intangible assets.

The estimated amortization expenses for the next five years are: RMB33,850 in 2017, RMB18,667 in 2018, RMB2,502 in 2019, RMB658 in 2020 and RMB88 in 2021.

Other Receivables and Other Current Assets

(h)	Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of receivables from third parties, advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses.

Investment in Affiliates
(i)	Investment in Affiliates
Investments in affiliates are accounted for using the equity method. The Group does not control the affiliates but exerts significant influence over them.
Other Non-current Assets

(j)	Other Non-current Assets

Other non-current assets represent investments in equity security of private companies which the group owns equity interest of less than 20%, over which the Group exerts no significant influence and are measured initially at cost.

Impairment of Long-Lived Assets

(k)	Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Insurance Premium Payables
(l)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Subscription Receivables
(m)	Subscription Receivables

The Group entered into share purchase agreements with companies established on behalf of its employees (the “Employee Companies”) for the issuance of 100,000,000 ordinary shares at US$0.27 per ordinary share and 50,000,000 ordinary shares at US$0.29 per ordinary share in 2014. The issue prices are the average closing prices for the 20 trading days prior to the board approval dates of such subscriptions. The sale of shares to the Employee Companies was completed on December 17, 2014.

In order to facilitate the purchase of shares by employees as described above, the Group has granted a loan to the Employee Companies. The loan bears interest at a rate of 3.0% per annum and is repayable upon the sale of the shares by employees, termination of employment or within two years, whichever comes first. Please refer to Note 12 for details. The interest rate is determined with reference to fair market prices and therefore no interest-related compensation expense is recorded. Upon the expiry of the loan agreement on December 17, 2016, the repayment of the loan was further extended to June 2018 and the loan is interest bearing at rate of 3.0% per annum.

According to FASB ASC 505-10-45, the loan is recorded as a separate line of deduction from equity in the Group’s consolidated balance sheets as of December 31, 2015 and 2016. Interest income accruing from the loan is recognized as non-operating income. None of the loans to employees have been repaid and total balance thereof as of December 31, 2016 was RMB288,135 (US$41,500).

Treasury shares
(n)	Treasury shares

Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stocks.

During the years ended December 31, 2014, 2015 and 2016, the Group had repurchased total of nil, 2,261,100 and nil shares from the market for a cash consideration of nil, RMB6,276 and nil. As of December 31, 2015, all the treasury stock had been re-issued for the exercise of stock options.

Income Taxes

(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Since 2014, the Group has adopted FASB ASU No. 2013-11—Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists prospectively, to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the balance sheets as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the Group to use, and the Group does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit is presented in the balance sheets as a liability.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, related to balance sheet classification of deferred taxes. The ASU requires that deferred tax assets and liabilities be classified as noncurrent in the statement of financial position, thereby simplifying the current guidance that requires an entity to separate deferred assets and liabilities into current and noncurrent amount. The Group adopted ASU 2015-17 on a prospective basis in 2016. Accordingly, all net deferred tax assets are presented as non-current deferred tax assets as of December 31, 2016 in the accompanying Consolidated Balance Sheets and Note 11.

Share-based Compensation

(p)	Share-based Compensation

Employee share-based compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of income and comprehensive income. Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance, or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied.

Share-based compensation expenses of RMB23,598, RMB17,653 and RMB4,937 (US$711) for the years ended December 31, 2014, 2015 and 2016, respectively, were included in the general and administrative expenses.

Employee Benefit Plans

(q)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of income and comprehensive income as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition
(r)	Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.

Insurance agency services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums.

Insurance brokerage services revenue is recognized when the signed insurance policy is in place and the premium is collected from the insured and the commission settlement confirmation is received from insurance companies, because the commission rate for brokerage services is negotiated case by case and the Group’s fees are fixed when such confirmation is received.

No allowance for cancellation has been recognized for agency and brokerage businesses as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations which have been deminims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.2%, 0.2% and 0.2% of the total commission and fee revenues during years ended December 31, 2014, 2015 and 2016, respectively. For property insurance and life insurance, agency and brokerage services, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage group achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded when a performance target is being achieved.

Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.

The Group presents revenue net of sales taxes incurred. The sales taxes amounted to RMB120,965, RMB157,234 and RMB81,890 for the years ended December 31, 2014, 2015 and 2016, respectively. According to the Announcement on the VAT Reform Pilot Program of the Transportation and Selected Modern Service Sectors issued by the State Tax Bureau in July 2012, the transportation and some selected modern service sectors, including research and development (R&D) and technical services, information technology services, cultural creative services, logistics support services, tangible personal property leasing services, and assurance and consulting service, should pay value-added tax instead of business tax based on a predetermined timetable (hereinafter referred to as the “VAT Reform”), effective September 1, 2012 for entities in Beijing and November 1, 2012 for entities in Guangdong. The VAT Reform expanded nation-wide from August 1, 2013. Total Value-added taxes paid by the Group during the years ended December 31, 2014, 2015 and 2016 amounted to RMB14,997 RMB16,370 and RMB160,556, respectively.

In March 2016, during the fourth session of the 12th National People’s Congress, it was announced that the VAT reform will be fully rolled out and extended to all industries including construction, real estate, financial services and lifestyle services. Subsequently, the State Administration of Taxation and Ministry of Finance jointly issued a Notice on Preparing for the Full Implementation of the VAT Reform (Cai Shui [2016] No. 36). Accordingly, the Group started to pay value-added tax instead of business tax from May 1, 2016.

Marketing campaign expense
(s)	Marketing campaign expense

The Group records its marketing campaign expenses pay to agents as selling expenses.

Marketing campaign expenses are incurred to increase the Group’s market share and attract more agents at certain selected regions that the Group strategically plans to capture higher market shares, and are not a necessary expense to sell insurance policies. Such expenses are temporary, with the terms of regional programs ranging from one to three months. Marketing campaign expenses are only recognized when such campaigns are officially announced by the Group to the agents and such campaigns can be terminated at any time without further notice. The Group records the marketing campaign expenses when the related services are provided. During the years ended December 31, 2014, 2015 and 2016, nil, RMB19,503 and RMB299,885 of marketing campaign expenses were included in the selling expenses, respectively.

Fair Value of Financial Instruments.
(t)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2	applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium receivables and payables, other receivables, accounts payable, amounts due from related parties, approximate their fair values due to the short term nature of these instruments.

Measured at fair value on a recurring basis

As of December 31, 2015 and 2016, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,026,256	—	2,026,256	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,797,842	—	2,797,842	—

The majority of debt security consists of investments in trust products and asset management plans that have normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group benchmarks the costs against fair values of comparable investments with similar measurement terms, such as prevailing market yields, at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at reporting date uses significant other observable inputs.

The Group did not have Level 3 investments as of December 31, 2015 and 2016.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including the cost method investments, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary, and impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (Note 6) and intangible assets (Note 2(g)) are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Foreign Currencies

(u)	Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income and comprehensive income. The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of the most of the Company’s subsidiaries and VIEs is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income and comprehensive income.

Foreign Currency Risk
(v)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB1,115,296 and RMB253,725 of cash and cash equivalents and restricted cash denominated in RMB as of December 31, 2015 and 2016, respectively.

Translation into United States Dollars
(w)	Translation into United States Dollars

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.943, representing the noon buying rate in the City of New York for cable transfers of RMB on December 30, 2016, the last business day in fiscal year 2016, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at such rate.

Segment Reporting
(x)	Segment Reporting

The Group distributes a variety of property and casualty, and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services and distribution of wealth management products. The Group operated three segments: (1) insurance agency segment, which mainly consists of providing agency services for property and casualty (“P&C”) insurance products and life insurance products to individual clients, (2) insurance brokerage segment, which mainly consists of providing P&C and life insurance brokerage services to institutional clients, and (3) claims adjusting segment, which consists of providing pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services. Details of these operating segments are described in Note 21. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share (''EPS'') or ADS

(y)	Earnings per Share (“EPS”) or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Advertising Costs
(z)	Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB6,553, RMB5,696 and RMB18,085 for the years ended December 31, 2014, 2015 and 2016, respectively.
Operating Leases

(aa)	Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income and comprehensive income over the lease period.

Accumulated Other Comprehensive Income

(ab)	Accumulated Other Comprehensive Income

The Group presents comprehensive income in the consolidated statements of income and comprehensive income with net income in a continuous statement.

Accumulated other comprehensive income mainly represents foreign currency translation adjustments and share of other comprehensive income of the affiliates for the period.

Recently Issued Accounting Standards Not Yet Adopted
(ac)	Recently Issued Accounting Standards Not Yet Adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” which amended the existing accounting standards for revenue recognition. The core principle of the new guidance is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new guidance also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple element arrangements.

Subsequently, the FASB issued the following various updates affecting the guidance in ASU 2014-09: ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations; ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The Group must adopt ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 with ASU 2014-09 (collectively, the “new revenue standards”).

The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The new revenue standards become effective for the Company on January 1, 2018. The Group currently anticipates adopting the new revenue standards using the full retrospective method. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted only for certain provisions. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Group does not anticipate the adoption of this ASU will have a material impact the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The update is intended to improve financial reporting in regards to how certain transactions are classified in the statement of cash flows. This update requires that debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows. The update also requires that the classification of cash receipts and payments that have aspects of more than one class of cash flows to be determined by applying specific guidance under generally accepted accounting principles. The update also requires that each separately identifiable source or use within the cash receipts and payments be classified on the basis of their nature in financing, investing or operating activities. The update is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. This guidance will be adopted retrospectively by the Group to all periods presented. The Group does not anticipate that the adoption of ASU 2016-15 will have a material impact on the consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash.” The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The Group anticipates that upon adoption of this ASU, the Group’s restricted cash will be included in cash and cash equivalents on the consolidated balance sheets, and transfers between restricted cash and cash and cash equivalents will not be presented as cash flow activities on the consolidated statements of cash flows.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The update affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The update is intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update provides a more robust framework to use in determining when a set of assets and activities is a business, and also provides more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. For public companies, the update is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The effect of ASU 2017-01 on the consolidated financial statements will be dependent on any future acquisitions.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. For public companies, the update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not anticipate that the adoption of ASU 2017-04 will have a material impact on the consolidated financial statements.